Consolidated Statements of Changes In Shareholders’ Deficit - CNY (¥) ¥ in Thousands	Class A Ordinary shares	Class A	Class B Ordinary shares	Class B	Series A non-redeemable preferred shares	Treasury stock	Additional paid in capital	Accumulated other comprehensive (loss) income	Accumulated deficit	Parent	Noncontrolling interests	Total
Balance at Sep. 30, 2020	¥ 81		¥ 11			¥ (298,110)	¥ 2,085,099	¥ 18,357	¥ (3,809,516)	¥ (2,004,078)	¥ 9,628	¥ (1,994,450)
Balance (in Shares) at Sep. 30, 2020	125,562,130,100		18,038,954,900			(7,725,000,000)
Issuance of ordinary shares to settle payable for asset acquisition	¥ 11						(8)			3		3
Issuance of ordinary shares to settle payable for asset acquisition (in Shares)	18,637,585,000
Reissuance of treasury shares to as debt extinguishment cost						¥ 298,110	(256,146)			41,964		41,964
Reissuance of treasury shares to as debt extinguishment cost (in Shares)						7,725,000,000
Exercise of share-based compensation	¥ 2						(2)
Exercise of share-based compensation (in Shares)	2,500,000,000
Issuance and repurchase of ordinary shares	¥ 5					¥ (5)
Issuance and repurchase of ordinary shares (in Shares)	7,710,000,000					(7,710,000,000)
Share-based compensation							15,806			15,806		15,806
Warrants issued in connection with convertible notes							546			546		546
Net income (loss)									(569,174)	(569,174)	(28)	(569,202)
Foreign currency translation adjustments								20,427		20,427		20,427
Balance at Sep. 30, 2021	¥ 99		¥ 11			¥ (5)	1,845,295	38,784	(4,378,690)	(2,494,506)	9,600	(2,484,906)
Balance (in Shares) at Sep. 30, 2021	154,409,715,100		18,038,954,900			(7,710,000,000)
Issuance of ordinary shares to settle acquisition of certain assets from two third parties	¥ 1						(1)
Issuance of ordinary shares to settle acquisition of certain assets from two third parties (in Shares)	766,206,000
Issuance of ordinary shares upon the conversion of convertible bond	¥ 1,031						700,372			701,403		701,403
Issuance of ordinary shares upon the conversion of convertible bond (in Shares)	1,541,446,740,000
Issuance of ordinary shares to settle short-term borrowings	¥ 577						391,527			392,104		392,104
Issuance of ordinary shares to settle short-term borrowings (in Shares)	861,712,425,000
Acquisition of noncontrolling interest							(243)			(243)	(9,557)	(9,800)
Transfer of treasury stock to a third party						¥ 5	6,492			6,497		6,497
Transfer of treasury stock to a third party (in Shares)						7,710,000,000
Redesignation of Class B Ordinary Shares into Class A Ordinary Shares	¥ 11		¥ (11)		0
Redesignation of Class B Ordinary Shares into Class A Ordinary Shares (in Shares)	18,038,954,900		(18,038,954,900)
Share-based compensation	¥ 8						9,763			9,771		9,771
Share-based compensation (in Shares)	11,518,005,400
Warrants issued in connection with convertible notes							1,420			1,420		1,420
Net income (loss)									820,023	820,023	¥ (43)	819,980
Foreign currency translation adjustments								(9,331)		(9,331)		(9,331)
Balance at Sep. 30, 2022	¥ 1,727				0		2,954,625	29,453	(3,558,667)	(572,862)		(572,862)
Balance (in Shares) at Sep. 30, 2022	2,587,892,046,400	2,587,892,046,400
Issuance of Class B Ordinary shares			¥ 172				(172)
Issuance of Class B Ordinary shares (in Shares)			250,000,000,000
Share-based compensation							4,782			4,782		4,782
Net income (loss)					0				(71,313)	(71,313)		(71,313)
Foreign currency translation adjustments								(4,031)		(4,031)		(4,031)
Balance at Sep. 30, 2023	¥ 1,727		¥ 172				¥ 2,959,235	¥ 25,422	¥ (3,629,980)	¥ (643,424)		¥ (643,424)
Balance (in Shares) at Sep. 30, 2023	2,587,892,046,400	2,587,892,046,400	250,000,000,000	250,000,000,000